Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events
Subsequent Events

On February 28, 2018, BioReference and certain of its subsidiaries entered into Amendment No. 7 to the Credit Agreement with JPMorgan Chase Bank, N.A. (“CB”), which amended the Credit Agreement to permit BioReference and its subsidiaries to use cash on hand, up to a maximum amount set forth in the amendment, to meet the availability requirements that otherwise would trigger (i) covenants that would require BioReference to maintain a minimum fixed charge coverage ratio and provide certain increased reporting under the Credit Agreement and (ii) CB’s right, as agent for the lenders under the Credit Agreement, to exercise sole dominion over funds held in certain accounts of BioReference. The other terms of the Credit Agreement remain unchanged.
On February 27, 2018, we agreed to issue a series of 5% Convertible Promissory Notes (the “Notes”) in the aggregate principal amount of $55.0 million. The Notes mature five (5) years from the date of issuance. Each holder of a Note has the option, from time to time, to convert all or any portion of the outstanding principal balance of such Note, together with accrued and unpaid interest thereon, into shares of our common stock, par value $0.01 per share (“Common Stock”), at a conversion price of $5.00 per share of Common Stock (the “Shares”). We may redeem all or any part of the then issued and outstanding Notes, together with accrued and unpaid interest thereon, pro ratably among the holders, upon no fewer than 30 days, and no more than 60 days, notice to the holders. The Notes contain customary events of default and representations and warranties of OPKO. We intend to use the proceeds of the Notes for general corporate purposes.
The issuance of the Notes and the issuance of the Shares, if any, upon conversion thereof was not, and will not be, respectively, registered under the Securities Act of 1933, as amended, pursuant to the exemption provided by Section 4(a)(2) thereof, and we have not agreed to register the Shares if or when such Shares are issued.
Purchasers of the Notes include an affiliate of Dr. Phillip Frost, M.D., our Chairman and Chief Executive Officer, and Dr. Jane H. Hsiao, Ph.D., MBA, our Vice-Chairman and Chief Technical Officer.
We have reviewed all subsequent events and transactions that occurred after the date of our December 31, 2017 Consolidated Balance Sheet date, through the time of filing this Annual Report on Form 10-K.